Condensed Balance Sheets (Parantheticals) (USD $)	Jun. 30, 2011	Sep. 30, 2010
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, Shares issued	0	0
Preferred stock, Outstanding	0	0
Common stock issued for services to founder, Per Shares	$ 0.0001	$ 0.0001
Common stock, Shares authorized	100,000,000	100,000,000
Common stock, Shares issued	12,050,000	7,037,500
Common stock, Shares Outstanding	12,050,000	7,037,500
Treasury stock	2,500,000	2,500,000